Share Based Payments - Summary of Number of The Share Options (Detail) - Share Option Plan [Member] shares in Thousands	12 Months Ended
Dec. 31, 2020 shares
Statement Of Share Based Payment Arrangements [Line Items]
Outstanding at the beginning of the year	0
Granted during the year	26,890
Exercised during the year	0
Expired during the year	0
Forfeited during the year	0
Outstanding at the end of the year	26,890
Exercisable at the end of the year	0